REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2025
Noncontrolling Interest [Abstract]
Schedule of Redeemable Non-controlling Interests
	Period Ended,
	June 30,	December 31,
	2025	2024

Balance as of the beginning of the year	$90,737	$93,521
Net Income (Loss)	(1,351)	331
Dividend from AU10TIX	-	(3,078)
Other Comprehensive Income - Translation adjustement	236	(37)
Balance as of the end of the period	$89,622	$90,737